Income Tax - Summary of Breakdown of Deferred Tax (Detail) - ARS ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Breakdown of deferred tax [line Items]
Total deferred tax assets	$ 98,931	$ 58,724	$ 24,765
Total deferred tax liabilities	(215,911)	(154,372)	(115,589)
Total Net deferred tax	(116,980)	(95,648)	(90,824)
Provisions and Other Non Deductible Liabilities [member]
Breakdown of deferred tax [line Items]
Total deferred tax assets	14,701	5,344	2,920
Miscellaneous Deferred Tax Assets [member]
Breakdown of deferred tax [line Items]
Total deferred tax assets	1,629	937	270
Property, plant and equipment [member]
Breakdown of deferred tax [line Items]
Total deferred tax liabilities	(144,900)	(110,704)	(113,821)
Tax Losses Carryforward and Other Tax Credits [member]
Breakdown of deferred tax [line Items]
Total deferred tax assets	82,601	52,443	21,575
Adjustment For Tax Inflation [member]
Breakdown of deferred tax [line Items]
Total deferred tax liabilities	(67,107)	(38,177)
Miscellaneous Deferred Tax Liabilities [member]
Breakdown of deferred tax [line Items]
Total deferred tax liabilities	$ (3,904)	$ (5,491)	$ (1,768)